Goodwill (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of changes carrying amount of goodwill

	As of
	March 31,	September 30,
	2025	2025
	RMB	RMB	US$
	(Audited)	(Unaudited)
Goodwill from Dazhika	708,942	708,942	99,584
Less: impairment	–	–	–
Goodwill	708,942	708,942	99,584

	As of March 31,
	2024	2025
	RMB	RMB	US$
Goodwill from Dazhika	–	708,942	99,584
Less: impairment	–	–	–
Goodwill	–	708,942	99,584